Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2016	2015
Federal:
Current	$888	$731
Deferred	(185)	(38)
Total federal	703	693
State, current	33	30
Total	$736	$723

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2016	2015
Federal income tax at statutory rate	$759	$677
State tax, net of federal benefit	22	20
Stock compensation expense	(21)	49
Other	(24)	(23)
Total	$736	$723

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015
Deferred tax assets:
Allowance for loan losses	$546	$446
Stock-based compensation	25	35
Interest on non-accrual loans	6	2
Unrealized loss on investment securities available for sale	19	6
Deferred loan fees	235	176
Organization cost	2	2
Total deferred tax assets	833	667

Deferred tax liabilities:
Bank premises and equipment	(103)	(138)
Intangible	(3)	--
Total deferred tax liabilities	(106)	(138)

Net Deferred Tax Asset	$727	$529